Loan and lease operations portfolio	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Loan and lease operations portfolio
Note 10 - Loan and lease operations portfolio

a)	Composition of loans and lease operations
Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loans and finance lease by type	12/31/2019	12/31/2018
Individuals	240,490	212,564
Credit card	91,676	78,255
Personal loan	34,892	29,543
Payroll loans	49,608	46,878
Vehicles	18,968	15,920
Mortgage loans	45,346	41,968
Corporate	105,302	102,643
Micro / Small and medium companies	86,220	68,812
Foreign loans - Latin America	153,779	152,072

Total loans and finance lease operations	585,791	536,091

Provision for Expected Loss (1)	(37,508)	(33,509)

Total loans and finance lease operations, net of allowance for Expected Credit Loss	548,283	502,582

(1)	Comprises Provision for Expected Credit Loss for Financial Guarantees Pledged R$ (837) (R$ (1,191) at 12/31/2018) and Commitments to be Released R$ (3,303) (R$ (2,601) at 12/31/2018).

By maturity	12/31/2019	12/31/2018
Overdue as from 1 day	21,263	19,563
Falling due up to 3 months	165,028	144,812
Falling due from 3 months to 12 months	149,388	127,805
Falling due after 1 year	250,112	243,911

Total loans and finance lease operations	585,791	536,091

By concentration	12/31/2019	12/31/2018
Largest debtor	5,389	5,193
10 largest debtors	29,340	31,564
20 largest debtors	44,712	47,433
50 largest debtors	71,965	73,358
100 largest debtors	97,695	98,675
The breakdown of the loans and finance lease portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.

b)	Gross Carrying Amount (Loan Portfolio)
Reconciliation of gross portfolio of loans and finance lease operations, segregated by stages:

Stage 1	Balance at 12/31/2018	Transfer to Stage 2	Transfer to Stage 3 (*)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2019
Individuals	177,488	(19,661)	(2,009)	8,680	—	—	35,409	199,907
Corporate	90,716	(854)	(90)	886	13	—	5,152	95,823
Micro / Small and medium companies	57,099	(5,534)	(770)	3,215	38	—	19,299	73,347
Foreign loans - Latin America	134,323	(12,022)	(1,001)	5,029	74	—	6,409	132,812

Total	459,626	(38,071)	(3,870)	17,810	125	—	66,269	501,889

Stage 2	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2019
Individuals	17,029	(8,680)	(7,579)	19,661	977	—	(2,338)	19,070
Corporate	2,222	(886)	(833)	854	6	—	(407)	956
Micro / Small and medium companies	5,875	(3,215)	(1,759)	5,534	477	—	268	7,180
Foreign loans - Latin America	11,768	(5,029)	(3,335)	12,022	731	—	(1,443)	14,714

Total	36,894	(17,810)	(13,506)	38,071	2,191	—	(3,920)	41,920

Stage 3	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2019
Individuals	18,047	—	(977)	2,009	7,579	(9,710)	4,565	21,513
Corporate	9,705	(13)	(6)	90	833	(884)	(1,202)	8,523
Micro / Small and medium companies	5,838	(38)	(477)	770	1,759	(1,995)	(164)	5,693
Foreign loans - Latin America	5,981	(74)	(731)	1,001	3,335	(1,710)	(1,549)	6,253

Total	39,571	(125)	(2,191)	3,870	13,506	(14,299)	1,650	41,982

Consolidated 3 Stages	Balance at 12/31/2018	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2019
Individuals	212,564	(9,710)	37,636	240,490
Corporate	102,643	(884)	3,543	105,302
Micro / Small and medium companies	68,812	(1,995)	19,403	86,220
Foreign loans - Latin America	152,072	(1,710)	3,417	153,779

Total	536,091	(14,299)	63,999	585,791

(*)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
Reconciliation of gross portfolio of loan and Lease Operations, segregated by stages:

Stage 1	Balance at 12/31/2017	Transfer to Stage 2	Transfer to Stage 3 (*)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	161,364	(15,847)	(1,921)	5,820	—	—	28,072	177,488
Corporate	91,442	(726)	(137)	1,629	113	—	(1,605)	90,716
Micro / Small and medium companies	47,132	(4,891)	(742)	2,849	22	—	12,729	57,099
Foreign loans - Latin America	117,448	(10,913)	(1,261)	9,691	132	—	19,226	134,323

Total	417,386	(32,377)	(4,061)	19,989	267	—	58,422	459,626

Stage 2	Balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	13,032	(5,820)	(7,796)	15,847	1,018	—	748	17,029
Corporate	3,833	(1,629)	(1,032)	726	1,347	—	(1,023)	2,222
Micro / Small and medium companies	6,001	(2,849)	(1,610)	4,891	505	—	(1,063)	5,875
Foreign loans - Latin America	13,028	(9,691)	(3,025)	10,913	1,002	—	(459)	11,768

Total	35,894	(19,989)	(13,463)	32,377	3,872	—	(1,797)	36,894

Stage 3	Balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	18,989	—	(1,018)	1,921	7,796	(8,520)	(1,121)	18,047
Corporate	12,372	(113)	(1,347)	137	1,032	(1,172)	(1,204)	9,705
Micro / Small and medium companies	7,157	(22)	(505)	742	1,610	(2,471)	(673)	5,838
Foreign loans - Latin America	5,921	(132)	(1,002)	1,261	3,025	(1,384)	(1,708)	5,981

Total	44,439	(267)	(3,872)	4,061	13,463	(13,547)	(4,706)	39,571

Consolidated 3 Stages	Balance at 12/31/2017	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	193,385	(8,520)	27,699	212,564
Corporate	107,647	(1,172)	(3,832)	102,643
Micro / Small and medium companies	60,290	(2,471)	10,993	68,812
Foreign loans - Latin America	136,397	(1,384)	17,059	152,072

Total	497,719	(13,547)	51,919	536,091

(*)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

c)	Expected credit loss
Reconciliation of expected credit loss of loans and finance lease operations, segregated by stages:

Stage 1	Balance at 12/31/2018	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2019
Individuals	(3,892)	846	282	(264)	—	—	(2,187)	(5,215)
Corporate	(531)	59	2	(170)	—	—	123	(517)
Micro / Small and medium companies	(1,112)	225	71	(136)	(10)	—	(119)	(1,081)
Foreign loans - Latin America	(1,396)	258	18	(160)	(40)	—	(33)	(1,353)

Total	(6,931)	1,388	373	(730)	(50)	—	(2,216)	(8,166)

Stage 2	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2019
Individuals	(2,116)	264	3,117	(846)	(155)	—	(3,075)	(2,811)
Corporate	(595)	170	269	(59)	—	—	109	(106)
Micro / Small and medium companies	(557)	136	490	(225)	(143)	—	(576)	(875)
Foreign loans - Latin America	(1,183)	160	562	(258)	(268)	—	(1,778)	(2,765)

Total	(4,451)	730	4,438	(1,388)	(566)	—	(5,320)	(6,557)

Stage 3	Balance at 12/31/2018	Transfer to Stage 1	Transfer to Stage 2	Transfer to Stage 1	Transfer to Stage 2	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2019
Individuals	(8,417)	—	155	(282)	(3,117)	9,710	(9,476)	(11,427)
Corporate	(8,241)	—	—	(2)	(269)	884	1,260	(6,368)
Micro / Small and medium companies	(2,863)	10	143	(71)	(490)	1,995	(1,211)	(2,487)
Foreign loans - Latin America	(2,606)	40	268	(18)	(562)	1,710	(1,335)	(2,503)

Total	(22,127)	50	566	(373)	(4,438)	14,299	(10,762)	(22,785)

Consolidated 3 Stages	Balance at 12/31/2018	Derecognition	(Net increase) / Reversal (2)	Closing balance at 12/31/2019 (3)
Individuals	(14,425)	9,710	(14,738)	(19,453)
Corporate	(9,367)	884	1,492	(6,991)
Micro / Small and medium companies	(4,532)	1,995	(1,906)	(4,443)
Foreign loans - Latin America	(5,185)	1,710	(3,146)	(6,621)

Total	(33,509)	14,299	(18,298)	(37,508)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
(2)	Change in macroeconomic scenarios used gave rise, in the fourth quarter, to a reversal of the provision for Expected Loss in the amount of R$ 8.
(3)	Comprises Expected Loan Losses for Financial Guarantees Pledged R$ (837) (R$ (1,191) at 12/31/2018) and Commitments to be Released R$ (3,303)(R$ (2,601) at 12/31/2018).

Reconciliation of expected credit loss of loans and finance lease operations, segregated by stages:

Stage 1	Balance at 12/31/2017	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from the Stage 2	Cure from the Stage 3	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2018
Individuals	(3,834)	708	313	(388)	—	—	(691)	(3,892)
Corporate	(451)	7	1	(259)	(85)	—	256	(531)
Micro / Small and medium companies	(1,149)	213	75	(177)	(4)	—	(70)	(1,112)
Foreign loans - Latin America	(1,013)	142	20	(659)	(45)	—	159	(1,396)

Total	(6,447)	1,070	409	(1,483)	(134)	—	(346)	(6,931)

Stage 2	Balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2018
Individuals	(2,209)	388	3,258	(708)	(145)	—	(2,700)	(2,116)
Corporate	(1,174)	259	193	(7)	(147)	—	281	(595)
Micro / Small and medium companies	(701)	177	430	(213)	(195)	—	(55)	(557)
Foreign loans - Latin America	(1,223)	659	406	(142)	(405)	—	(478)	(1,183)

Total	(5,307)	1,483	4,287	(1,070)	(892)	—	(2,952)	(4,451)

Stage 3	Balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2018
Individuals	(8,787)	—	145	(313)	(3,258)	8,520	(4,724)	(8,417)
Corporate	(9,827)	85	147	(1)	(193)	1,172	376	(8,241)
Micro / Small and medium companies	(3,554)	4	195	(75)	(430)	2,471	(1,474)	(2,863)
Foreign loans - Latin America	(2,547)	45	405	(20)	(406)	1,384	(1,467)	(2,606)

Total	(24,715)	134	892	(409)	(4,287)	13,547	(7,289)	(22,127)

Consolidated 3 Stages	Balance at 12/31/2017	Derecognition	(Net increase) / Reversal	Closing balance at 12/31/2018 (2)
Individuals	(14,830)	8,520	(8,115)	(14,425)
Corporate	(11,452)	1,172	913	(9,367)
Micro / Small and medium companies	(5,404)	2,471	(1,599)	(4,532)
Foreign loans - Latin America	(4,783)	1,384	(1,786)	(5,185)

Total	(36,469)	13,547	(10,587)	(33,509)

(1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2;
(2)	Comprises expected loan losses for financial guarantees pledged R$ (1,191) (R$ (1,907) at 12/31/2017) and Commitments to be Released R$ (2,601) (R$ (3,015) at 12/31/2017).

d)	Lease operations - Lessor
Finance leases are composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2019
	Payments receivable	Future financial income	Present value
Current	1,899	(421)	1,478
Up to 1 year	1,899	(421)	1,478
Non-current	8,613	(2,640)	5,973
From 1 to 2 years	1,535	(439)	1,096
From 2 to 3 years	1,223	(368)	855
From 3 to 4 years	982	(310)	672
From 4 to 5 years	1,001	(287)	714
Over 5 years	3,872	(1,236)	2,636

Total	10,512	(3,061)	7,451

Total at 12/31/2018	10,525	(2,973)	7,552

Financial lease revenues are composed of:

01/01 to 12/31/2019
Financial Income	612
Variable payments	39

Total	651

e)	Operations of securitization or transfers and acquisition of financial assets
ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred under co-obligation
covenants. Thus, these credits are still recorded in the Consolidated Balance Sheet and are represented as follows:

	12/31/2019				12/31/2018
	Assets		Liabilities (*)		Assets		Liabilities (*)
Nature of operation	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	1,305	1,352	1,303	1,349	1,941	1,925	1,939	1,920
Working capital	1,211	1,213	1,207	1,208	2,140	2,140	2,128	2,128
Other			1	1	—	—	4	4

Total	2,516	2,565	2,511	2,558	4,081	4,065	4,071	4,052

(*)	Under Interbank Market funds.
Operations of transfers of financial assets with no retention of risks and benefits generated impact on the result of R$ 403 in the period from January 1 to December 31, 2019 (R$ 372 from January 1 to December 31, 2018), net of the Allowance for Loan Losses.